Note 8 - Income Taxes (Details) - Tax Years Subject To Examination By The Major Tax Jurisdiction Indicated	12 Months Ended
Dec. 31, 2013
Earliest Tax Year [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
Earliest Tax Year [Member] | State Administration of Taxation, China [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2011
Earliest Tax Year [Member] | Ministry of the Economy, Finance and Industry, France [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2010
Earliest Tax Year [Member] | Federal Ministry of Finance, Germany [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2009
Earliest Tax Year [Member] | Ministry of Economic Affairs and Finance, Italy [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
Earliest Tax Year [Member] | National Tax Agency, Japan [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2012
Earliest Tax Year [Member] | Tax and Customs Administration, Netherlands [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2007
Earliest Tax Year [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
Earliest Tax Year [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2008
Earliest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2006
Latest Tax Year [Member] | Secretariat of the Federal Revenue Bureau of Brazil [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | State Administration of Taxation, China [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Ministry of the Economy, Finance and Industry, France [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Federal Ministry of Finance, Germany [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Ministry of Economic Affairs and Finance, Italy [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | National Tax Agency, Japan [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Tax and Customs Administration, Netherlands [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Inland Revenue, Singapore (IRAS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Her Majesty's Revenue and Customs (HMRC) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013
Latest Tax Year [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Examination [Line Items]
Income tax jurisdiction	2013